Related Parties - Management Fees Incurred (Details) - Related party - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset management fees
Related Party Transaction [Line Items]
Expenses from transactions with related parties	$ 229	$ 226	$ 222
Sub-advisory fees
Related Party Transaction [Line Items]
Expenses from transactions with related parties	$ 66	$ 42	$ 36